Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
INCOME TAXES

7. INCOME TAXES

Deferred income taxes are determined using the liability method for the temporary differences between the financial reporting basis and income tax basis of the Company’s assets and liabilities. Deferred income taxes are measured based on the tax rates expected to be in effect when the temporary differences are included in the Company’s tax return. Deferred tax assets and liabilities are recognized based on anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. On December 22, 2017, H.R. 1, formally known as the Tax Cut and Jobs Act (the “Act”) was enacted into law. The Act provides for significant tax law changes and modifications with varying effective dates. The major change that affects the Company is reducing the corporate income tax rate from 35% to 21%.

The Company is subject to US taxes. Historically, the Company has had no net taxable income, and therefore has paid no income tax. All years since inception are open to IRS inspection.

As of December 31, 2017 and 2016, respectively, the Company had a net operating loss (NOL) carryforward of approximately $17,977,860 and $17,535,257. The NOL carryforward begins to expire in various years beginning 2017. Because management is unable to determine that it is more likely than not that the Company will realize the tax benefit related to the NOL carryforward, by having future taxable income, a full valuation allowance has been established at December 31, 2017 and 2016 to reduce the tax benefit asset value to zero.

	2017	2016
Deferred tax assets:
Federal deferred tax assets	3,775,351	6,137,340
Valuation allowance	(3,775,351)	(6,137,340)
Total deferred tax assets	$-	$-

The valuation allowance for deferred tax assets as of December 31, 2017 and 2016 was $3,775,351 and $6,137,340, respectively. In assessing the recovery of the deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the periods in which those temporary differences become deductible. Management considers the scheduled reversals of future deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As a result, management determined it was more likely than not the deferred tax assets would not be realized as of December 31, 2017 and 2016 and recorded a full valuation allowance.